Events after reporting period	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Events after reporting period	Events after the reporting period
In January, 2021, PagSeguro Group submitted a request for Brazilian Central Bank approval of a corporate reorganization involving certain of its subsidiaries. The entities Net+Phone, Boa Compra, BCPS, R2TECH, BIVA and CDS will be spun off from PagSeguro Brazil and incorporated as subsidiaries of PagSeguro Digital’s direct subsidiary, PagSeg. The subsidiaries TILIX, YAMÍ and ZYGO will be spun off from PagSeguro Brazil and incorporated as subsidiaries of PagBank. Additionally, Boa Compra incorporated R2Tech and Biva Serv incorporated BIVA. As a result, following regulatory approval, the PagSeguro Group organizational structure will reflect that:
•PagSeguro Digital subsidiaries will include PagSeguro Brazil, BS Holding and PagSeg.
•PagSeguro Brazil subsidiaries will include Biva Sec, FIDC, RegistraSeguro and MOIP.
•Bs Holding subsidiary will include BancoSeguro.
•PagSeg subsidiaries will include Net+Phone, Boa Compra, BCPS, Biva Serv, CDS and PagBank.
•PagBank subsidiaries will include TILIX, YAMÍ and ZYGO.
PagSeguro Brazil, MOIP and BancoSeguro are subject to the Brazilian Central Bank regulation and supervision. The proposed PagSeguro Group reorganization is intended to improve administration of the corporate structure and to group the operating subsidiaries under appropriate holding companies based on the services provided by each one. This reorganization requires Brazilian Central Bank approval before implementation.